Intangible Asset (Details) - Schedule of intangible asset - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total, net	$ 283	$ 490
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	2,163	2,183
Less-Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Less-Accumulated Amortization	$ (1,880)	$ (1,693)